Note 15 - Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2012	2011		2010

Net income	$13,106,240	$10,129,869		$6,807,726
Less: Net income attributable to noncontrolling interests	488,473	438,221		221,047
Net income attributable to QCR Holdings, Inc.	$12,617,767	$9,691,648		$6,586,679

Less: Preferred stock dividends and discount accretion	3,496,085	5,283,885	*	4,128,104
Net income attributable to QCR Holdings, Inc. common stockholders	$9,121,682	$4,407,763		$2,458,575

Earnings per common share attributable to QCR Holdings, Inc. common stockholders
Basic	$1.88	$0.93		$0.54
Diluted	$1.85	$0.92		$0.53

Weighted average common shares outstanding	4,844,776	4,724,781		4,593,096

Weighted average common shares issuable upon exercise of stock options and under the employee stock purchase plan **	74,783	64,245		25,146
Weighted average common and common equivalent shares outstanding	4,919,559	4,789,026		4,618,242